Summary of Significant Accounting Policies - Schedule of Cumulative Effect of Initially Applying the New Lease Accounting Standard (Details) (10-K) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Right of use assets - operating leases	$ 654,277	$ 732,100
Current portion of operating lease liabilities	282,689	272,215
Operating lease liabilities, net of current portion	$ 396,962	$ 482,212
Accounting Standards Update201602 [Member]
Right of use assets - operating leases			943,997
Current portion of operating lease liabilities			261,866
Operating lease liabilities, net of current portion			682,131
Restatement Adjustment [Member]
Right of use assets - operating leases			943,997
Current portion of operating lease liabilities			261,866
Operating lease liabilities, net of current portion			$ 682,131